Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations

2. Discontinued Operations

During the fourth quarter of 2013, Identiv’s Board of Directors (the “Board”), after reviewing strategic options, committed to a plan designed to simplify the Company’s business structure and support a revised strategy to focus on high-growth technology trends within the security market including cloud-based services and mobility. In December 2013, the Company completed the sale of its Swiss Multicard AG subsidiary, its German payment solution AG subsidiary and its Dutch Multicard Nederland BV subsidiary to Sandpiper Assets SA, an international holding company (the “Buyer” or “Sandpiper”), pursuant to a share purchase agreement whereby the Company has agreed to sell its holdings in these subsidiaries to the Buyer for a total negative cash consideration of $0.5 million, which was paid in February 2014 subsequent to the close of the transaction. The sale of Multicard AG and payment solution AG closed on December 19, 2013 and sale of Multicard Nederland BV closed on December 31, 2013. In addition, the Company completed the sale of its German Multicard GmbH subsidiary to an employee for the sum of one euro on December 30, 2013. With respect to payment solution AG, if the Buyer sells its shares in payment solution AG, in part or in full, to a third party within 36 months of the closing date of the transaction, the Company will be entitled to 50% of the consideration received for any such sale. Based on the carrying value of the assets and the liabilities attributed to these businesses on the date of sale, and the estimated costs and expenses incurred in connection with the sale, the Company recorded a gain of $4.8 million, net of tax of nil, in the consolidated statements of operations for the year ended December 31, 2013, which is included in the loss from discontinued operations, net of income taxes line.

In addition, during the fourth quarter of 2013, the Company committed to sell its Rockwest Technology Group, Inc. d/b/a/ Multicard US (“Multicard US”) subsidiary to George Levy, Matt McDaniel and Hugo Garcia (the “Buyers”), the founders and former owners of the Multicard US business. The sale of the Multicard US subsidiary was completed on February 4, 2014 and was made pursuant to a Share Purchase Agreement dated January 21, 2014 between the Company and the Buyers whereby the Company has agreed to sell its holdings consisting of 80.1% of the shares of Multicard US to the Buyers for a cash consideration of $1.2 million.

In accordance with ASC Topic 205-20, Discontinued Operations (“ASC 205”), for the fiscal years ended December 31, 2013, 2012 and 2011, the results of these businesses have been presented as discontinued operations in the consolidated statements of operations and all prior periods have been reclassified to conform to this presentation. The assets and liabilities of discontinued operations have been reclassified and are segregated in the consolidated balance sheets. The Company has classified the assets and liabilities as assets and liabilities of discontinued operations for all periods presented in the accompanying consolidated balance sheets. Prior to the sale, these businesses were part of the Identity Management segment.

The key components of loss from discontinued operations consist of the following (in thousands):

	Years Ended December 31,
	2013	2012	2011
Net revenues	$20,605	$22,239	$25,071
Discontinued operations:
Loss from discontinued operations before income taxes	(15,790)	(25,239)	(1,672)
Income tax (provision) benefit	(8)	1,070	(181)
Loss from discontinued operations, net of income taxes	(15,798)	(24,169)	(1,853)
Gain on sale of discontinued operations, net of income taxes of nil	4,821	-	-
Net loss from discontinued operations, net of income taxes	$(10,977)	$(24,169)	$(1,853)

The following table summarizes the assets and liabilities of discontinued operations (in thousands):

	December 31, 2013	December 31, 2012
Assets:
Cash and cash equivalents	$16	$1,269
Accounts receivable, net	787	3,419
Inventories	471	1,283
Other current assets	27	619
Property and equipment	13	3,003
Goodwill	1,310	20,606
Intangible assets	-	206
Total assets of discontinued operations	$2,624	$30,405
Liabilities:
Accounts payable	418	3,121
Liability for consumer cards	-	5,811
Liability to related party	-	454
Deferred revenue	966	2,202
Accrued expenses and other liabilities	246	3,203
Financial liabilities	-	5,318
Other long-term liabilities	-	1,304
Total liabilities of discontinued operations	$1,630	$21,413